Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001737450
Entity Registrant Name	Opera Ltd
Amendment Flag	true
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Document Type	F-3/A
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
City Area Code	47
Local Phone Number	2369-2400
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The purpose of this Amendment No. 1 to the Registration Statement on Form F-3 is to: 1. update for recent developments, namely our management’s discussion & analysis of financial condition and results of operation for the six months ended June 30, 2023; 2. include our unaudited condensed interim consolidated financial statements as of and for the six months ended June 30, 2023; and 3. refile Exhibit 23.1.